Cash and Cash Equivalents - Additional Information (Detail) - Top of Range	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Line Items]
Time deposits maturity description	P3M
Other fixed-income instruments maturity description	P90D